Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable trade, allowance for doubtful accounts	$ 356,353	$ 210,977	$ 273,600
Preferred stock, authorized	20,000,000	20,000,000	20,000,000
Preferred stock, Series B convertible redeemable preferred stock liquidation value, share of common stock	1	1	1
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares designated	825,000	825,000	825,000
Preferred stock, issued	10,000	10,000	10,000
Preferred stock, outstanding	10,000	10,000	10,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	82,247,287	64,221,130	37,193,491
Common stock, outstanding	82,247,287	64,221,130	37,193,491
Series E Preferred Stock
Convertible Redeemable Preferred Stock, shares designated	10,582,011	10,582,011
Convertible Redeemable Preferred Stock, liquidation value per share	$ 1.00	$ 1.00
Convertible Redeemable Preferred Stock, shares issued	9,014,306	10,582,011
Convertible Redeemable Preferred Stock, shares outstanding	9,014,306	10,582,011
Series C Preferred Stock
Convertible Redeemable Preferred Stock, shares designated			8,177,512
Convertible Redeemable Preferred Stock, liquidation value per share			$ 12.50
Convertible Redeemable Preferred Stock, shares issued			8,177,512
Convertible Redeemable Preferred Stock, shares outstanding			8,177,512
Scenario, Previously Reported
Common stock, outstanding		63,813,504